CERTAMX

1-32577

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

RECD S.E.C.
AUG 0 3 2005
1086

05061545

American Stock Exchange
86 Trinity Place
New York, NY 10006

August 3, 2005

Mr. Kurt Murao
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Dear Mr. Murao:

This is to certify that on July 28, 2005 the American Stock Exchange LLC (the "Exchange") received from BabyUniverse, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A/A for the registration of the following securities:

Common Stock, $0.001 par value

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Director
Listing Qualifications Department

PROCESSED
AUG 05 2005
THOMSON
FINANCIAL

cc: Herbert Scholl